Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to life and disability insurance (Details) - Directors - Life Insurance - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 43,759	€ 45,340
Ana Botín
Disclosure of transactions between related parties [line items]
Life insurance, amount	20,659	21,525
Héctor Grisi
Disclosure of transactions between related parties [line items]
Life insurance, amount	12,600	12,600
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 10,500	€ 11,215